Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated September 28, 2017
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)
and
(For Certificates effective on or after 1/1/2009)

dated May 1, 2017 for

Group Variable Universal Life Insurance Contracts

Effective October 13, 2017, Aon Securities Inc’s address is changing to Aon Securities Inc., 1100 Virginia Drive, Suite 250, Fort Washington, PA 19034-3278.

AICPASUP106